S000008976 [Member] Expense Example - Western Asset Municipal High Income Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 456
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,350
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,488
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	841
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,270
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 749